Condensed Interim Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 2,168,798	$ 1,178,847	$ 1,678,156
Receivables, net of allowance	29,286	60,749	123,617
Deferred financing costs	154,244		174,813
Prepaids and other current assets	224,198	223,226	377,926
Total current assets	2,576,526	1,462,822	2,354,512
Restricted deposit	8,516	8,489	9,068
Deposits		100,000	100,000
Property and equipment, net	14,960	93,973	293,934
Goodwill			6,580,660
Intangible assets	4,542,326	6,393,364	9,172,507
Total Assets	7,142,328	8,058,648	18,510,681
Current liabilities
Accounts payable and accrued liabilities	263,561	522,012	832,399
Deferred revenue	33,475	69,275	193,504
Lease liability		128,560	239,324
Total current liabilities	2,088,576	3,324,560	3,372,895
Non-current liabilities
Lease liability			128,560
Warrant liability			361,055
Total liabilities	2,088,576	3,324,560	4,541,025
Commitments
Share capital (Note 13)
Common stock and additional paid in capital	142,175,631	136,860,283	123,591,335
Accumulated other comprehensive income	178,353	154,970
Deficit	(130,322,821)	(125,907,025)	(101,017,387)
Equity (Deficit) total	12,059,410	11,136,475	22,602,195
Non-controlling interest	(7,005,658)	(6,402,387)	(8,632,539)
Total Equity	5,053,752	4,734,088	13,969,656
Total Liabilities and Equity	7,142,328	8,058,648	18,510,681
Class A Shares
Share capital (Note 13)
Class A shares, no par value. Unlimited authorized shares; 21 issued or outstanding	28,247	28,247	28,247
Related Party
Current liabilities
Notes payable – Related Party	1,791,540	2,604,713	2,107,668
Non-current liabilities
Notes payable – Related Party			$ 678,515